GuidePath® Managed Futures Strategy Fund
Consolidated Schedule of Investments (Unaudited)
June 30, 2021

Principal Amount		Value
	SHORT TERM INVESTMENTS - 96.02%
	Certificate of Deposits - 34.40%
$5,000,000	Bank of Montreal
	0.200%, 06/23/2022	$5,000,000
5,000,000	Bank of Nova Scotia
	0.220%, 04/14/2022	5,000,000
6,000,000	CIBC
	0.150%, 08/24/2021	6,000,000
5,500,000	Cooperatieve Centrale Raiffe
	0.230%, 07/20/2021	5,500,015
5,000,000	DG Bank
	0.060%, 09/03/2021	5,000,000
2,500,000	DNB Bank ASA
	0.135%, 10/27/2021	2,500,000
8,000,000	Mizuho Bank, Ltd.
	0.160%, 11/16/2021	8,000,000
8,000,000	Nordea Bank
	0.150%, 11/08/2021	8,000,000
7,000,000	Royal Bank of Canada
	0.100%, 02/08/2022	7,000,000
8,000,000	SEB
	0.180%, 07/15/2021	8,000,000
	Sumitomo Mitsui Banking Corp.
5,000,000	0.180%, 08/17/2021	5,000,000
2,500,000	0.190%, 09/08/2021	2,500,000
5,000,000	Sumitomo Mitsui Trust Bank, Ltd.
	0.070%, 09/02/2021	5,000,000
		72,500,015

Number of Shares
	Money Market Funds - 6.00%
12,649,736	DWS Government Money Market Series - Institutional Shares
	Effective Yield, 0.040% (a)(b)	12,649,736

Principal Amount
	U.S. Treasury Bills - 55.62%
$7,000,000	0.046%, 07/13/2021 (c)	6,999,895
13,750,000	0.077%, 07/15/2021 (b)(c)(d)	13,749,663
7,000,000	0.025%, 07/27/2021 (c)	6,999,874
10,000,000	0.020%, 08/03/2021 (c)	9,999,817
5,000,000	0.010%, 08/05/2021 (b)(c)(d)	4,999,951
2,500,000	0.015%, 09/09/2021 (c)	2,499,798
9,000,000	0.008%, 09/16/2021	8,999,278
2,500,000	0.025%, 09/23/2021 (c)	2,499,752
10,000,000	0.020%, 10/12/2021 (c)	9,998,855
7,000,000	0.020%, 10/28/2021 (c)	6,998,901
8,000,000	0.048%, 11/04/2021	7,998,670
1,000,000	0.022%, 11/12/2021 (c)	999,821
5,000,000	0.018%, 11/18/2021	4,999,125
4,500,000	0.025%, 11/26/2021 (c)	4,499,112
5,000,000	0.030%, 12/02/2021 (c)	4,998,984
10,000,000	0.046%, 12/16/2021 (c)	9,997,830
10,000,000	0.056%, 01/27/2022 (c)	9,997,229
		117,236,555
	Total Short Term Investments (cost $202,389,537)	202,386,306

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL - 4.84%
10,200,000	Mount Vernon Liquid Assets Portfolio, LLC
	Effective Yield, 1.91%	10,200,000
	Total Investments Purchased with Proceeds from Securities Lending Collateral (Cost $10,200,000)	10,200,000

	Total Investments (Cost $213,211,680) - 100.86%	212,586,306
	Liabilities in Excess of Other Assets - (0.86)%	(1,821,940)
	TOTAL NET ASSETS - 100.00%	$210,764,366

Percentages are stated as a percent of net assets.

(a)	Seven-day yield as of June 30, 2021.
(b)	All or a portion of this security is held by GuidePath® Managed Futures Strategy Cayman Fund Ltd.
(c)	Zero coupon bond. The effective yield is listed.
(d)	All or a portion of this security is held as collateral for certain futures contracts. The approximate value of the portion of these securities held as collateral is $8,312,239.

GuidePath® Managed Futures Strategy Fund
Consolidated Schedule of Open Futures Contracts (Unaudited)
June 30, 2021

Description	Number of Contracts Purchased / (Sold)	Notional Value	Settlement Month	Value / Unrealized Appreciation (Depreciation)
Amsterdam IDX Futures	21	3,632,165	Jul-21	(14,772)
Australian 10-Year Treasury Bond Futures	(6)	(635,309)	Sep-21	(1,832)
Australian 3-Year Treasury Bond Futures	116	10,133,713	Sep-21	(38,691)
Australian Dollar Futures	18	1,349,640	Sep-21	(33,571)
Brazilian Real Futures	36	720,360	Jul-21	(4,237)
Brent Crude Futures (a)	103	7,685,860	Jul-21	331,053
British Pound Futures	126	10,871,438	Sep-21	(299,829)
CAC40 Index Futures	74	5,707,832	Jul-21	(110,205)
Canadian 10-Year Bond Futures	(48)	(5,634,850)	Sep-21	(65,165)
Canadian Dollar Futures	286	23,057,320	Sep-21	(635,278)
Cocoa Futures (a)	(6)	(143,340)	Sep-21	(327)
Coffee ‘C’ Futures (a)	28	1,677,375	Sep-21	13,683
Copper Futures (a)	57	6,111,825	Sep-21	(389,861)
Corn Futures (a)	82	2,412,850	Dec-21	(16,808)
Cotton No. 2 Futures (a)	23	976,350	Dec-21	32,854
DAX® Index Futures	7	3,222,150	Sep-21	(46,079)
DJIA E-Mini CBOT Futures	40	6,879,800	Sep-21	8,395
E-mini Nasdaq 100 Futures	32	9,311,360	Sep-21	223,105
E-mini Russell 2000 Futures	37	4,269,430	Sep-21	(39,112)
E-mini S&P 500 Futures	50	10,721,500	Sep-21	186,020
E-mini S&P Mid Cap 400 Futures	17	4,577,080	Sep-21	(91,233)
Euribor 3 Month Futures	62	18,477,412	Sep-21	1,745
Euro Fx Futures	(39)	(5,784,188)	Sep-21	25,873
Euro Stoxx 50® Index Futures	72	1,926,033	Sep-21	(17,082)
Euro Stoxx 50® Index Futures	99	4,760,710	Sep-21	(95,240)
Euro-Bobl Futures	(52)	(8,271,536)	Sep-21	(9,819)
Euro-BTP Futures	23	4,129,282	Sep-21	(5,122)
Euro-BTP Futures - Short	38	5,098,808	Sep-21	1,751
Euro-Bund Futures	(32)	(6,549,499)	Sep-21	(41,389)
Euro-Buxl® 30 Year Futures	(15)	(3,614,869)	Sep-21	(62,622)
Eurodollar 90 Day Futures	382	95,366,300	Sep-21	(19,990)
Euro-OAT Futures	(55)	(10,371,969)	Sep-21	(49,639)
Euro-Schatz Futures	(815)	(108,370,309)	Sep-21	(2,340)
FTSE 100 Index Futures	54	5,214,301	Sep-21	(85,289)
FTSE China A50 Index Futures	123	2,127,900	Jul-21	26,397
FTSE JSE Top 40 Futures	13	545,090	Sep-21	(15,747)
FTSE MIB Index Futures	25	3,706,053	Sep-21	(77,250)
FTSE Taiwan Index Futures	35	2,135,350	Jul-21	19,593
Gold 100 Oz. Futures (a)	(3)	(531,480)	Aug-21	(3,566)
Hang Seng Index Futures	11	2,028,064	Jul-21	(17,623)
HSCEI Index Futures	14	953,041	Jul-21	(4,650)
IBEX 35® Index Futures	27	2,813,590	Jul-21	(120,203)
ICE 3 Month Sonia Futures	(29)	(10,020,888)	Mar-22	(40)
ICE ECX Emission Futures (a)	21	1,403,652	Dec-21	31,057
Indian Rupee Futures	77	2,066,064	Jul-21	(1,151)
Japanese Yen Futures	(413)	(46,498,638)	Sep-21	444,579
Lean Hogs Futures (a)	21	867,300	Aug-21	(33,376)
Live Cattle Futures (a)	4	196,360	Aug-21	1,619
LME Aluminium Futures (a)(b)	(28)	(1,767,150)	Sep-21	(31,131)
LME Aluminium Futures (a)(b)	83	5,238,338	Sep-21	300,724
LME Copper Futures (a)(b)	(12)	(2,813,100)	Sep-21	168,912
LME Copper Futures (a)(b)	25	5,860,625	Sep-21	(93,238)
LME Nickel Futures (a)(b)	(3)	(327,852)	Sep-21	(9,802)
LME Nickel Futures (a)(b)	19	2,076,396	Sep-21	124,686
LME Zinc Futures (a)(b)	23	1,711,775	Sep-21	86,933
Long Gilt Futures	(55)	(9,746,026)	Sep-21	(83,178)
Low Sulphur Gas Oil Futures (a)	86	5,144,950	Aug-21	36,542
Mexican Peso Futures	183	4,547,550	Sep-21	(36,343)
MSCI EAFE Index Futures	74	8,525,170	Sep-21	(195,720)
MSCI Emerging Markets Index Futures	63	4,299,120	Sep-21	(20,927)
MSCI Singapore Index Futures	63	1,665,305	Jul-21	541
Natural Gas Futures (a)	70	2,536,800	Aug-21	25,026
New Zealand Dollar Futures	81	5,656,230	Sep-21	(159,078)
Nikkei 225 Futures	9	2,331,518	Sep-21	(28,261)
NY Harbor ULSD Futures (a)	36	3,217,990	Jul-21	(13,785)
OMXS30 Futures	105	2,780,173	Jul-21	(35,108)
Palladium Futures (a)	1	277,920	Sep-21	(12,232)
Platinum Futures (a)	9	482,805	Oct-21	(7,695)
RBOB Gasoline Futures (a)	30	2,824,668	Jul-21	61,125
S&P/TSX 60 Index Futures	77	14,941,578	Sep-21	97,924
SGX Iron Ore 62% Futures (a)	18	365,634	Aug-21	2,464
Silver Futures (a)	12	1,571,640	Sep-21	(80,161)
SOFR 3 Month Futures	18	4,497,750	Mar-22	195
South African Rand Futures	126	4,362,750	Sep-21	(238,010)
Soybean Futures (a)	50	3,497,500	Nov-21	(108,672)
Soybean Meal Futures (a)	(31)	(1,183,270)	Dec-21	(92,465)
Soybean Oil Futures (a)	66	2,485,296	Dec-21	121,480
SPI 200TM Index Futures	58	7,854,502	Sep-21	(68,058)
Sterling 90 Day Futures	(310)	(53,551,877)	Sep-21	(1,189)
Sugar No. 11 Futures (a)	103	2,063,790	Sep-21	108,108
Swiss Franc Futures	(39)	(5,274,263)	Sep-21	30,253
TOPIX Index Futures	17	2,973,221	Sep-21	(23,501)
U.S. Long Bond Futures	(4)	(643,000)	Sep-21	(20,286)
U.S. Treasury 10-Year Note Futures	(35)	(4,637,500)	Sep-21	(26,578)
U.S. Treasury 2-Year Note Futures	(613)	(135,056,351)	Sep-21	(46,136)

	U.S. Treasury 5-Year Note Futures	(51)	(6,294,914)	Sep-21	(5,198)
	U.S. Treasury Ultra Bond Futures	(8)	(1,541,500)	Sep-21	(75,136)
	U.S. Ultra 10 Year Future	(22)	(3,238,469)	Sep-21	(62,760)
	Wheat Futures (a)	31	1,061,750	Dec-21	(23,110)
	WTI Crude Futures (a)	65	4,730,050	Aug-21	20,037
					$(1,514,222)

(a)	All or a portion of this security is held by GuidePath® Managed Futures Strategy Cayman Fund Ltd.
(b)
London Metal Exchange (“LME”) futures contracts settle on their respective maturity date, and do not have daily cash movements like other futures contracts. The unrealized appreciation on these contracts is a receivable for unsettled open futures contracts and the unrealized depreciation is a payable for unsettled open futures contracts on the Fund’s consolidated statement of assets and liabilities.

GuidePath® Managed Futures Strategy Fund
Consolidated Schedule of Open Forward Currency Contracts (Unaudited)
June 30, 2021

Forward			Amount of		Amount of	Unrealized
Expiration		Currency to be	Currency to	Currency to be	Currency to	Appreciation
Date	Counterparty	received	be received	delivered	be delivered	(Depreciation)
9/15/2021	NatWest	Chinese Yuan Renminbi	91,000,001	U.S. Dollar	14,142,513	$(152,220)
9/15/2021	NatWest	Norwegian Krone	40,000,000	U.S. Dollar	4,849,520	(202,390)
9/15/2021	NatWest	Norwegian Krone	4,000,000	U.S. Dollar	469,120	(4,407)
9/15/2021	NatWest	Polish Zloty	18,000,000	U.S. Dollar	4,907,162	(185,345)
9/15/2021	NatWest	Singapore Dollar	34,125,000	U.S. Dollar	25,778,706	(404,312)
9/15/2021	NatWest	Swedish Krona	4,000,000	U.S. Dollar	485,952	(18,212)
9/15/2021	NatWest	Swedish Krona	44,000,000	U.S. Dollar	5,324,383	(179,244)
9/15/2021	NatWest	U.S. Dollar	1,844,479	Chinese Yuan Renminbi	12,000,000	(395)
9/15/2021	NatWest	U.S. Dollar	198,845	New Turkish Lira	1,800,000	163
9/15/2021	NatWest	U.S. Dollar	2,767,346	Norwegian Krone	24,000,000	(20,932)
9/15/2021	NatWest	U.S. Dollar	700,496	Norwegian Krone	6,000,000	3,426
9/15/2021	NatWest	U.S. Dollar	397,224	Polish Zloty	1,500,000	3,739
9/15/2021	NatWest	U.S. Dollar	2,100,358	Polish Zloty	8,000,000	1,773
9/15/2021	NatWest	U.S. Dollar	2,796,341	Singapore Dollar	3,750,000	7,648
9/15/2021	NatWest	U.S. Dollar	7,437,568	Singapore Dollar	10,000,000	1,052
9/15/2021	NatWest	U.S. Dollar	7,725,818	Singapore Dollar	10,375,000	10,432
9/15/2021	NatWest	U.S. Dollar	3,970,339	Swedish Krona	34,000,000	(5,450)
						$(1,144,674)